Investment Securities - Additional Information (Detail)	Dec. 31, 2018 USD ($) Security	Dec. 31, 2017 USD ($) Security
Schedule of Available-for-sale Securities [Line Items]
Federal Reserve stock owned by Company | $	$ 509,000	$ 508,000
Federal Home Loan Bank stock (FHLB) | $	585,000	559,000
Securities available for sale pledged as collateral on public deposits | $	$ 71,500,000	$ 75,500,000
GSE - Mortgage-backed Securities and CMO's [Member]
Schedule of Available-for-sale Securities [Line Items]
Number of available for sale securities related to unrealized losses less than twelve months	1	4
Number of available for sale securities related to unrealized losses more than twelve months	16	12
U.S. Government Agencies [Member]
Schedule of Available-for-sale Securities [Line Items]
Number of available for sale securities related to unrealized losses less than twelve months	4	6
Number of available for sale securities related to unrealized losses more than twelve months	16	15
Number of securities related to unrealized losses		1
Number of securities related to unrealized losses	1
States And Political [Member]
Schedule of Available-for-sale Securities [Line Items]
Number of available for sale securities related to unrealized losses less than twelve months		1
Number of available for sale securities related to unrealized losses more than twelve months	8	7
Number of securities related to unrealized losses	2	5
Number of securities related to unrealized losses	6
Corporate Bonds [Member]
Schedule of Available-for-sale Securities [Line Items]
Number of available for sale securities related to unrealized losses less than twelve months	1	1
Number of available for sale securities related to unrealized losses more than twelve months	1
Number of securities related to unrealized losses	2